CONDENSED CONSOLIDATED INTERIM STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
CONSOLIDATED STATEMENTS OF CASH FLOWS
Decrease in right of use asset	$ 4,117	$ 534